SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	17. SUBSEQUENT EVENTS There is no other subsequent events have occurred that would require recognition or disclosure in the financial statements.